DEFERRED INCOME (Details Narrative)	3 Months Ended
Mar. 31, 2024 CAD ($)
Schedule Of Deferred Income
[custom:DeferredRevenues-0]	$ 16,439
[custom:DeferredRevenueRecognitionPeriod]	4 years 3 months 18 days